Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,210)	$ (3,896)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation	54	23
Accrued interest on deposits	39	(19)	[1]
Interest expenses on convertible promissory note	14
Share based compensation expenses	112	109
Unrealized gain from foreign currency derivative activities	61
Changes in operating assets and liabilities items:
Increase in inventory	(186)	(6)
Increase in accounts receivables	(47)
Decrease (increase) in governmental grants receivables	101	(29)
Decrease (increase) in other receivables and prepaid expenses	380	(95)
(Decrease) increase in advance payments	(211)	20
Decrease in deferred revenues		(12)
Decrease in accounts payable	(236)	(44)
Increase in accrued payroll and other employment related accruals	62	163
Increase in accrued expenses	206	48
Net cash used in operating activities	(3,861)	(3,738)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(36)	(93)
Proceeds (investments) associated with deposits, net	4,003	(2,036)	[1]
Net cash (used in) provided by investing activities	3,967	(2,129)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory note (see note 5)	1,920
Proceeds from issuance of ordinary shares as a result of exercise of warrants		1,448
Proceeds from issuance of ordinary shares associated with the SEPA (see note 5)	267
Net cash provided by financing activities	2,187	1,448
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,293	(4,419)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	810	10,373
CASH AND CASH EQUIVALENTS AT END OF PERIOD	3,103	5,954
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest received from deposits	110	159
Right-of-use asset recognized against lease liability		$ 446

[1]	Reclassified